Segment Reporting, Geographical Information (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenue:
Total Revenue	$ 328,552	$ 358,122	$ 1,250,292	$ 1,089,374
Gross Profit:
Total Gross Profit	276,860	315,165	1,093,992	935,542
Total Assets:
Total Assets	3,237,248		3,813,743	2,115,250
United States [Member]
Revenue:
Total Revenue	283,939	293,161	1,034,034	858,751
Gross Profit:
Total Gross Profit	238,352	258,241	901,503	732,404
Total Assets:
Total Assets	2,835,655		3,367,679	1,604,142
Europe [Member]
Revenue:
Total Revenue	44,613	64,961	216,258	230,623
Gross Profit:
Total Gross Profit	38,508	$ 56,924	192,489	203,138
Total Assets:
Total Assets	$ 401,593		$ 446,064	$ 511,108